WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2016	Feb. 29, 2016
Warrants Tables
Warrants issued and outstanding
	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 29, 2016	913,514	$14.56	$-	3.14
Granted	252,690	2.78	-	-
Cancelled	23,672	17.00	-	-
Outstanding at August 31, 2016	1,142,532	$11.23	$-	3.15

The following table summarizes common stock purchase warrants issued and outstanding:

	Warrants	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	580,604	$17.81	$72,250	3.33
Granted	354,000	9.68	-	-
Cancelled/Expired	21,090	22.19	-	-
Outstanding at February 29, 2016	913,514	$14.56	$-	3.14

Warrants exercisable
Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$2.00	134,554	2.78	134,554
$2.20	43,636	4.45	43,636
$3.00	198,139	1.43	198,139
$8.25	39,468	3.68	39,468
$10.20	14,668	0.21	14,668
$10.50	335,005	3.59	335,005
$13.65	99,826	0.42	99,826
$15.00	556	3.75	556
$18.75	695	3.75	695
$21.00	23,334	0.49	23,334
$22.50	219,754	1.80	219,754
$31.50	29,830	1.62	29,830
$37.50	1,733	1.37	1,733
$45.00	1,334	0.42	1,334
	1,142,532	3.15	1,142,532

Warrants exercisable at February 29, 2016 are:

Exercise Prices	Number of shares	Weighted average remaining life (years)	Exercisable number of shares
$8.25	163,107	4.63	163,107
$10.20	14,668	0.71	14,668
$10.50	344,005	4.09	344,005
$13.65	99,826	0.92	99,826
$15.00	556	4.25	556
$18.75	695	4.25	695
$21.00	38,006	0.68	38,006
$22.50	219,754	2.28	219,754
$31.50	29,830	2.12	29,830
$37.50	1,733	1.87	1,733
$45.00	1,334	0.92	1,334
	913,514		913,514